Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued Operations (Tables) [Abstract]
Components of discontinued operations

	Year Ended December 31,
	2010	2009	2008
REVENUES
Rental income	$281,256	$367,812	$503,542

Total revenues	281,256	367,812	503,542

EXPENSES (1)
Property and maintenance	113,210	142,077	195,444
Real estate taxes and insurance	22,538	33,864	44,270
Property management	—	—	(62)
Depreciation	57,619	78,972	104,575
General and administrative	42	43	35

Total expenses	193,409	254,956	344,262

Discontinued operating income	87,847	112,856	159,280
Interest and other income	654	127	518
Other expenses	—	(10)	—
Interest (2):
Expense incurred, net	(9,928)	(11,423)	(15,279)
Amortization of deferred financing costs	(281)	(795)	(119)
Income and other tax (expense) benefit	(86)	1,073	1,797

Discontinued operations	78,206	101,828	146,197
Net gain on sales of discontinued operations	297,956	335,299	392,857

Discontinued operations, net	$376,162	$437,127	$539,054

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.
(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.